RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2022
RECLAMATION PROVISION
Reconciliation Of The Changes In The Company's Reclamation Provision
	December 31, 2022	December 31, 2021

Balance at beginning of the period	$726	$808
Changes in estimates	(364)	(105)
Unwinding of discount related to continuing operations	44	47
Effect of movements in exchange rates	39	(24)
Balance at end of the period	$445	$726